Intangible and Tangible Assets - Schedule of Intangible and Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Purchase and production cost, Tangible assets and leases, Beginning	€ 6,439
Purchase and production cost, Currency translation	2
Purchase and production cost, Additions	4,131
Purchase and production cost, Change of consolidation group	1,340
Purchase and production cost, Disposals	3,093
Purchase and production cost, Tangible assets and leases, Ending	8,819	€ 6,439
Accumulated depreciation and amortization of tangible assets beginning	3,309
Accumulated depreciation and amortization currency translation	1
Accumulated depreciation and amortization additions	1,579
Accumulated depreciation and amortization disposals	1,300
Accumulated depreciation and amortization of tangible assets ending	3,589
Carrying amounts of tangible assets	5,230	794
Purchase and production cost, Intangible Assets, Beginning	1,814	6,646
Purchase and production cost, Currency Translation	(69)
Purchase and production cost, Additions	560	273
Purchase and production cost, Change of consolidation group	23,604
Purchase and production cost, Transfers
Purchase and production cost, disposals	514	5,105
Purchase and production cost, Intangible Assets, Ending	25,395	1,814
Accumulated depreciation and amortization of intangible assets beginning	1,462	5,998
Accumulated depreciation and amortization currency translation	(5)
Accumulated depreciation and amortization additions	1,577	561
Accumulated depreciation and amortization disposals	488	5,097
Accumulated depreciation and amortization of intangible assets ending	2,546	1,462
Carrying amounts of intangible assets	22,848	352	€ 648
Purchase and production cost, Non-current Assets Beginning	8,253	10,735
Purchase and production cost, Currency translation	(67)	5
Purchase and production cost, Additions	4,691	513
Purchase and production cost, Change of consolidation group	24,944
Purchase and production cost, Transfers
Purchase and production cost, Disposals	3,607	5,335
Purchase and production cost, Non-current Assets Ending	34,214	8,253
Accumulated depreciation and amortization of noncurrent assets beginning	4,771	9,341
Accumulated depreciation and amortization of noncurrent assets currency translation	(4)	1
Accumulated depreciation and amortization of noncurrent assets additions	3,156	755
Accumulated depreciation and amortization of noncurrent assets disposals	1,788	5,326
Accumulated depreciation and amortization of noncurrent assets ending	6,135	4,771
Total non-current assets	28,079	1,147	1,394
Operating and Business Equipment [Member]
Statement Line Items [Line Items]
Purchase and production cost, Tangible assets and leases, Beginning	4,104	4,089
Purchase and production cost, Currency translation	2	5
Purchase and production cost, Additions	1,294	240
Purchase and production cost, Change of consolidation group	1,340
Purchase and production cost, Transfers
Purchase and production cost, Disposals	3,093	230
Purchase and production cost, Tangible assets and leases, Ending	3,647	4,104
Accumulated depreciation and amortization of tangible assets beginning	3,309	3,343
Accumulated depreciation and amortization currency translation		1
Accumulated depreciation and amortization additions	482	194
Accumulated depreciation and amortization disposals	1,300	229
Accumulated depreciation and amortization of tangible assets ending	2,492	3,343
Carrying amounts of tangible assets	1,155	795	746
Right-of-use Leasing Properties [Member]
Statement Line Items [Line Items]
Purchase and production cost, Tangible assets and leases, Beginning	1,768
Purchase and production cost, Currency translation
Purchase and production cost, Additions	1,792
Purchase and production cost, Change of consolidation group
Purchase and production cost, Disposals
Purchase and production cost, Tangible assets and leases, Ending	3,560	1,768
Accumulated depreciation and amortization of tangible assets beginning
Accumulated depreciation and amortization currency translation
Accumulated depreciation and amortization additions	505
Accumulated depreciation and amortization disposals
Accumulated depreciation and amortization of tangible assets ending	505
Carrying amounts of tangible assets	3,055	1,768
Right-of-use Leasing Tangible Assets [Member]
Statement Line Items [Line Items]
Purchase and production cost, Tangible assets and leases, Beginning	567
Purchase and production cost, Currency translation
Purchase and production cost, Additions	1,045
Purchase and production cost, Change of consolidation group
Purchase and production cost, Disposals
Purchase and production cost, Tangible assets and leases, Ending	1,612	567
Accumulated depreciation and amortization of tangible assets beginning
Accumulated depreciation and amortization currency translation
Accumulated depreciation and amortization additions	592
Accumulated depreciation and amortization disposals
Accumulated depreciation and amortization of tangible assets ending	592
Carrying amounts of tangible assets	1,020	567
Software and Licences [Member]
Statement Line Items [Line Items]
Purchase and production cost, Intangible Assets, Beginning	446	458
Purchase and production cost, Currency Translation
Purchase and production cost, Additions	20	5
Purchase and production cost, Change of consolidation group
Purchase and production cost, Transfers
Purchase and production cost, disposals	260	17
Purchase and production cost, Intangible Assets, Ending	206	446
Accumulated depreciation and amortization of intangible assets beginning	427	428
Accumulated depreciation and amortization currency translation
Accumulated depreciation and amortization additions	21	16
Accumulated depreciation and amortization disposals	258	17
Accumulated depreciation and amortization of intangible assets ending	190	427
Carrying amounts of intangible assets	16	21	30
Right-of-use Assets [Member]
Statement Line Items [Line Items]
Purchase and production cost, Intangible Assets, Beginning	1,101	6,188
Purchase and production cost, Currency Translation	(69)
Purchase and production cost, Additions	92	10
Purchase and production cost, Change of consolidation group	23,604
Purchase and production cost, Transfers		(9)
Purchase and production cost, disposals	254	5,088
Purchase and production cost, Intangible Assets, Ending	24,474	1,101
Accumulated depreciation and amortization of intangible assets beginning	1,035	5,570
Accumulated depreciation and amortization currency translation	(5)
Accumulated depreciation and amortization additions	1,556	545
Accumulated depreciation and amortization disposals	230	5,080
Accumulated depreciation and amortization of intangible assets ending	2,356	1,035
Carrying amounts of intangible assets	22,118	66	618
Intangible Assets Under Development [Member]
Statement Line Items [Line Items]
Purchase and production cost, Intangible Assets, Beginning	267
Purchase and production cost, Currency Translation
Purchase and production cost, Additions	448	258
Purchase and production cost, Change of consolidation group
Purchase and production cost, Transfers		9
Purchase and production cost, disposals
Purchase and production cost, Intangible Assets, Ending	715	267
Accumulated depreciation and amortization of intangible assets beginning
Accumulated depreciation and amortization currency translation
Accumulated depreciation and amortization additions
Accumulated depreciation and amortization disposals
Accumulated depreciation and amortization of intangible assets ending
Carrying amounts of intangible assets	€ 715	€ 267